Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended			6 Months Ended							6 Months Ended			6 Months Ended			6 Months Ended											6 Months Ended								6 Months Ended
	Apr. 30, 2013	Jun. 30, 2014 CreditFacility	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Fortaleza Knutsen and Recife Knutsen [Member]	Jun. 30, 2014 240 Million Secured Loan Facility [Member] Vessel	Jun. 30, 2014 240 Million Secured Loan Facility [Member] Vessel Acquired [Member]	Jun. 30, 2014 240 Million Secured Loan Facility [Member] Vessel Owned [Member]	Jun. 30, 2014 120 Million Loan Facility [Member]	Jun. 30, 2014 120 Million Loan Facility [Member] Bodil Knutsen [Member]	Dec. 31, 2013 120 Million Loan Facility [Member] Bodil Knutsen [Member]	Jun. 30, 2014 85 Million Loan Facility [Member]	Jun. 30, 2014 85 Million Loan Facility [Member] Windsor Knutsen [Member]	Dec. 31, 2013 85 Million Loan Facility [Member] Windsor Knutsen [Member]	Jun. 30, 2014 93 Million Loan Facility [Member]	Jun. 30, 2014 93 Million Loan Facility [Member] Carmen Knutsen [Member]	Dec. 31, 2013 93 Million Loan Facility [Member] Carmen Knutsen [Member]	Jun. 30, 2014 160 Million Secured Loan Facility [Member] Vessel	Jun. 30, 2014 160 Million Secured Loan Facility [Member] Vessel Acquired [Member]	Jun. 30, 2014 160 Million Secured Loan Facility [Member] Vessel Owned [Member]	Jun. 30, 2014 160 Million Secured Loan Facility [Member] Fortaleza Knutsen and Recife Knutsen [Member] Tranches	Jun. 30, 2014 117 Million Loan Facility [Member] Torill Facility [Member] Vessel	Jun. 30, 2014 117 Million Loan Facility [Member] Torill Facility [Member] Vessel Acquired [Member]	Jun. 30, 2014 117 Million Loan Facility [Member] Torill Facility [Member] Vessel Owned [Member]	Jun. 30, 2014 117 Million Loan Facility [Member] Hilda Facility [Member] Vessel	Jun. 30, 2014 117 Million Loan Facility [Member] Hilda Facility [Member] Vessel Acquired [Member]	Jun. 30, 2014 117 Million Loan Facility [Member] Hilda Facility [Member] Vessel Owned [Member]	Jun. 30, 2014 117 Million Loan Facility [Member] Hilda Facility [Member] Libor Rate [Member]	Jun. 30, 2014 10.5 Million Seller's Credit [Member] Carmen Knutsen [Member]	Jun. 30, 2014 Senior Term Loan [Member] 240 Million Secured Loan Facility [Member]	Jun. 30, 2014 Term Loan [Member] 240 Million Secured Loan Facility [Member]	Jun. 30, 2014 Senior Secured Credit Facilities [Member]	Jun. 30, 2014 Revolving Credit Facility [Member]	Jun. 30, 2014 Revolving Credit Facility [Member] 240 Million Secured Loan Facility [Member]	Jun. 30, 2014 Term Loan Facility [Member]	Jun. 30, 2014 Term Loan A And B [Member]	Jun. 30, 2014 First Two Years [Member] 240 Million Secured Loan Facility [Member] Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]	Jun. 30, 2014 First Two Years [Member] 117 Million Loan Facility [Member] Torill Facility [Member]	Jun. 30, 2014 First Two Years [Member] 117 Million Loan Facility [Member] Hilda Facility [Member]	Jun. 30, 2014 Fourth Year [Member] 240 Million Secured Loan Facility [Member] Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]	Jun. 30, 2014 Fourth Year [Member] 117 Million Loan Facility [Member] Torill Facility [Member]	Jun. 30, 2014 Fourth Year [Member] 117 Million Loan Facility [Member] Hilda Facility [Member]	Jun. 30, 2014 Fifth Year [Member] 240 Million Secured Loan Facility [Member] Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]	Jun. 30, 2014 Fifth Year [Member] 117 Million Loan Facility [Member] Torill Facility [Member]	Jun. 30, 2014 Fifth Year [Member] 117 Million Loan Facility [Member] Hilda Facility [Member]	Dec. 31, 2014 Subsequent Event [Member] 140 Million Loan Facilities [Member]
Debt Instrument [Line Items]
Senior secured credit facility						$ 240,000,000				$ 120,000,000			$ 85,000,000			$ 93,000,000														$ 240,000,000	$ 220,000,000	$ 380,000,000	$ 20,000,000	$ 20,000,000	$ 220,000,000	$ 140,000,000										$ 140,000,000
Senior secured credit facilities partnership		2
Repayment of existing credit facility									120,000,000			85,000,000			93,000,000
Credit facility replaced by new credit facility					160,000,000
Long term debt interest rate description						LIBOR plus a fixed margin of 2.125%															LIBOR plus a fixed margin of 3.0%
Long term debt interest rate percentage						2.125%
Line of credit facility commitment fee percentage						40.00%
Line of credit facility expiration date						Jun. 30, 2019																Oct. 31, 2018			Jul. 31, 2018
Line of credit facility expiration period						5 years																5 years			5 years
Market value percentage of secured loan facility outstanding balance					100.00%																																110.00%	110.00%	110.00%	120.00%	120.00%	120.00%	125.00%	125.00%	125.00%
Minimum liquidity of Partnership						15,000,000												15,000,000				15,000,000			15,000,000
Number of vessel acquired						8												8				8			8
Increase in minimum liquidity of partnership							1,000,000	1,500,000											1,000,000	1,500,000			1,000,000	1,500,000		1,000,000	1,500,000
Minimum book equity ratio for Partnership	49.00%					30.00%												30.00%				30.00%			30.00%
Minimum EBITDA to interest ratio						2.50												2.50				2.50			2.50
Senior secured loan facility quarterly repayable installments description																					Each tranche is repayable in quarterly installments over five years
Secured loan facility maturity date description		The Seller Loan is non-amortizing and matures in August 2018 or earlier if the parties agree.																			March 2016 and August 2016
Number of tranches																					2
Repayment of secured loan facility		545,774,000		349,977,000							67,615,000			52,400,000			87,188,000					117,000,000			117,000,000
Percentage of fixed interest margin rate																						2.50%						2.50%
Repayment of secured loan facility		255,667,000	130,397,000							120,000,000			85,000,000			93,000,000
Repayment date										Jun. 30, 2014			Jun. 30, 2014			Jun. 30, 2014													Jun. 30, 2014
Proceeds from long term debt		$ 240,000,000								$ 240,000,000			$ 240,000,000			$ 240,000,000													$ 240,000,000